GuidePath® Absolute Return Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 98.81%
	Alternative Funds - 0.06%
2,473	Invesco DB Agriculture Fund	$52,106
599	Invesco DB Base Metals Fund	10,752
2,215	Invesco DB Energy Fund (a)	43,849
438	Invesco DB Precious Metals Fund	21,617
		128,324
	Domestic Equity Funds - 0.21%
1,123	Vanguard S&P 500 ETF (a)	457,375
	Domestic Fixed Income Funds - 92.63%
1,757,066	BlackRock Low Duration Bond Portfolio - Institutional Shares	15,532,463
487,398	DoubleLine Core Fixed Income Fund - Institutional Shares	4,508,430
833,867	DoubleLine Flexible Income Fund - Institutional Shares	6,987,810
1,652,078	DoubleLine Low Duration Bond Fund - Institutional Shares	15,562,573
451,900	DoubleLine Shiller Enhanced CAPE - Institutional Shares	6,059,975
2,502,061	DoubleLine Total Return Bond Fund - Institutional Shares	22,043,155
127,153	iShares 7-10 Year Treasury Bond ETF (a)	12,282,980
44,585	Schwab Short-Term U.S. Treasury ETF (a)	2,142,755
940	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	86,311
981,120	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (a)	30,110,573
867,696	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	8,086,930
3,112,965	Vanguard High-Yield Corporate Fund - Admiral Shares	16,249,680
231,384	Vanguard Intermediate-Term Corporate Bond ETF (a)	18,286,277
33,672	Vanguard Long-Term Treasury ETF (a)	2,139,182
419,112	Vanguard Mortgage-Backed Securities ETF (a)	19,274,961
177,469	Vanguard Short-Term Corporate Bond ETF (a)	13,427,305
91,567	Vanguard Total Bond Market ETF	6,656,005
		199,437,365
	International Equity Funds - 0.17%
1,980	iShares Core MSCI Emerging Markets ETF	97,594
5,930	Vanguard FTSE Developed Markets ETF (a)	273,848
		371,442
	International Fixed Income Funds - 2.51%
86,638	Vanguard Emerging Markets Government Bond ETF	5,394,948
	Opportunistic Fixed Income Funds - 3.23%
758,544	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	6,963,431
	Total Investment Companies (Cost $213,991,304)	212,752,885

	SHORT TERM INVESTMENTS - 0.97%
	Money Market Funds - 0.97%
2,092,968	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.03% (b)	2,092,968
	Total Short Term Investments (Cost $2,092,968)	2,092,968
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 22.63%
48,713,013	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.22% (b)	48,713,013
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $48,713,013)	48,713,013

	Total Investments (Cost $264,797,285) - 122.41%	263,558,866
	Liabilities in Excess of Other Assets - (22.41)%	(48,256,003)
	TOTAL NET ASSETS - 100.00%	$215,302,863

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2023.